INTANGIBLE ASSETS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2010
Statements Line Items
Sales royalty	5.00%
Acquisition costs			$ 217,946
Payments for intangible assets		$ 353,010	25,000
Common shares issued to acquire intangible assets		250,000
Common shares issued to acquire intangible assets, value		$ 192,946
Consulting agreement, fee per month	$ 10,000
Consulting agreement, royalty on net sales	2.50%
Payments for consulting agreement, further consideration		$ 75,000
Shares issued for consulting agreement, further consideration		750,000
Intangible assets (Note 8)	$ 607,959	$ 944,776
Impairment of intangible assets	328,010
Product Development costs [Member]
Statements Line Items
Intangible assets (Note 8)	0	328,010	$ 0
Impairment of intangible assets	328,010
Manway securement systems [Member]
Statements Line Items
Sales royalty				5.00%
On the filing of the first new patent application related to the Products [Member]
Statements Line Items
Payments for consulting agreement, further consideration		$ 25,000
Shares issued for consulting agreement, further consideration		250,000
Fair value of common shares		$ 208,486
On the successful completion of a commercially viable production prototype for the first Product [Member]
Statements Line Items
Payments for consulting agreement, further consideration	$ 25,000
Shares issued for consulting agreement, further consideration	250,000
Fair value of common shares		$ 131,527
On the completion of the sale of the first ten commercial vehicles incorporating the Products [Member]
Statements Line Items
Payments for consulting agreement, further consideration	$ 25,000
Shares issued for consulting agreement, further consideration	250,000